Other Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Management fees, interest and other	$ 86,186	[1]	$ 63,654	[2]	$ 32,046
Other income	112,676		104,491		$ 32,046
Gain from the settlement of asset value guarantees	22,600
Income from net insurance proceeds	16,200
Gain from the sale of an investment accounted for under the equity method			19,900
AeroTurbine, Inc. [Member]
Engines, airframes, parts and supplies revenue	337,597		275,315
Cost of goods sold	(311,107)		(234,478)
Gross profit	26,490		$ 40,837
Expense related to a lower of cost or market adjustment of parts inventory	$ 38,700

[1]	Includes an expense of $38.7 million related to a lower of cost or market adjustment of AeroTurbine's parts inventory as a result of the AeroTurbine downsizing.Includes $22.6 million of income from the settlement of asset value guarantees and $16.2 million of income from net insurance proceeds.
[2]	Includes a $19.9 million gain from the sale of an investment accounted for under the equity method.